Share-based payments - Disclosure of range of exercise prices, number of options and weighted average remaining contractual life (Details)	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,912,473	3,862,527	5,211,472
Weighted average remaining contractual life of options outstanding	2 years 7 months 20 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 77.48	$ 74.53	$ 70.21
47.81 to 52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	43,095
Weighted average remaining contractual life of options outstanding	7 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 49.10
47.81 to 52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	47.81
47.81 to 52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 52.63
57.21 to 63.23
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,391,588
Weighted average remaining contractual life of options outstanding	1 year 6 months 3 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.22
57.21 to 63.23 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	57.21
57.21 to 63.23 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.23
67.04 to 85.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	847,418
Weighted average remaining contractual life of options outstanding	2 years 11 months 4 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.47
67.04 to 85.62 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 85.62 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 85.62
97.84 to 110.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	630,372
Weighted average remaining contractual life of options outstanding	4 years 11 months 4 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 101.50
97.84 to 110.73 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	97.84
97.84 to 110.73 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 110.73